Balance Sheet (Parentheticals) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	20,421,593	16,809,800
Common stock, shares outstanding	20,421,593	16,809,800
Accounts payable, including related party (in Dollars)	$ 0	$ 30,000